UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21832
Investment Company Act File Number
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.4%
United Technologies Corp.	96,401	$7,837,401

		$7,837,401

Automobiles — 1.8%
Bayerische Motoren Werke AG	64,364	$4,939,750
Ford Motor Co.(1)	1,423,488	22,704,633
Volkswagen AG, PFC Shares	37,852	6,123,841

		$33,768,224

Beverages — 2.9%
Anheuser-Busch InBev NV	81,670	$4,506,315
Coca-Cola Co. (The)	287,455	18,066,547
PepsiCo, Inc.	490,885	31,568,814

		$54,141,676

Biotechnology — 1.3%
Amgen, Inc.(1)	225,332	$12,411,286
Celgene Corp.(1)	217,688	11,217,463

		$23,628,749

Capital Markets — 3.3%
Credit Suisse Group AG	107,005	$4,777,189
Deutsche Bank AG	121,820	7,203,221
Goldman Sachs Group, Inc. (The)	114,609	18,752,325
Northern Trust Corp.	217,208	11,290,472
State Street Corp.	286,832	13,400,791
UBS AG(1)	368,882	6,604,593

		$62,028,591

Chemicals — 1.3%
BASF SE	115,331	$8,878,643
Monsanto Co.	217,965	15,994,272

		$24,872,915

Commercial Banks — 5.6%
Banco Bilbao Vizcaya Argentaria SA	486,138	$5,960,682
Banco Santander SA	840,504	10,291,259
Barclays PLC	1,129,282	5,288,947
BNP Paribas	65,613	4,897,259
HSBC Holdings PLC	1,585,095	17,282,359
Intesa Sanpaolo SpA	1,733,277	5,772,255
Itau Unibanco Holding SA ADR	476,155	10,237,333
KeyCorp	1,123,377	9,998,055
PNC Financial Services Group, Inc.	140,973	8,458,380
State Bank of India GDR	26,588	3,124,090
Wells Fargo & Co.	775,220	25,132,632

		$106,443,251

Communications Equipment — 2.3%
Cisco Systems, Inc.(1)	1,322,275	$27,966,116
QUALCOMM, Inc.	190,916	10,334,283
Telefonaktiebolaget LM Ericsson, Class B	377,635	4,655,792

		$42,956,191

Computers & Peripherals — 3.6%
Apple, Inc.(1)	198,910	$67,494,141

		$67,494,141

Security	Shares	Value
Construction & Engineering — 1.4%
Fluor Corp.	385,631	$26,681,809

		$26,681,809

Consumer Finance — 0.6%
American Express Co.	251,154	$10,895,061

		$10,895,061

Diversified Financial Services — 3.0%
Citigroup, Inc.(1)	3,971,126	$19,140,827
JPMorgan Chase & Co.	833,020	37,435,919

		$56,576,746

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	317,386	$8,734,463
France Telecom SA	208,988	4,558,054
Koninklijke KPN NV	519,866	8,181,701
Verizon Communications, Inc.	186,293	6,635,757

		$28,109,975

Electric Utilities — 1.1%
American Electric Power Co., Inc.	257,104	$9,173,471
E.ON AG	187,425	6,252,900
Iberdrola SA	512,650	4,386,832

		$19,813,203

Electrical Equipment — 1.6%
Emerson Electric Co.	519,132	$30,566,492

		$30,566,492

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	1,039,966	$23,097,645

		$23,097,645

Energy Equipment & Services — 2.6%
Halliburton Co.	450,518	$20,273,310
Schlumberger, Ltd.	313,446	27,893,560

		$48,166,870

Food & Staples Retailing — 1.6%
Metro AG	51,228	$3,609,065
Tesco PLC	629,574	4,058,286
Wal-Mart Stores, Inc.	397,453	22,285,190

		$29,952,541

Food Products — 1.8%
Danone SA	63,455	$3,814,951
Nestle SA	469,921	25,387,844
Unilever NV	158,607	4,686,362

		$33,889,157

Health Care Equipment & Supplies — 1.5%
Covidien PLC	381,920	$18,129,742
Varian Medical Systems, Inc.(1)	141,992	9,594,400

		$27,724,142

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	545,675	$19,567,906
Fresenius Medical Care AG & Co. KGaA ADR	227,329	13,312,386
UnitedHealth Group, Inc.	440,556	18,084,824

		$50,965,116

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	159,683	$7,139,427
McDonald’s Corp.	307,816	22,676,805

		$29,816,232

Household Products — 1.6%
Procter & Gamble Co.	384,350	$24,264,016
Reckitt Benckiser Group PLC	96,161	5,226,578

		$29,490,594

Industrial Conglomerates — 2.1%
General Electric Co.	1,008,102	$20,303,174
Philips Electronics NV	175,039	5,453,901
Siemens AG	104,342	13,375,971

		$39,133,046

Insurance — 2.9%
Allianz SE	35,639	$4,954,079
AXA SA	235,963	4,993,865
Lincoln National Corp.	341,755	9,856,214
MetLife, Inc.	294,880	13,496,658
Prudential Financial, Inc.	235,505	14,485,912
Prudential PLC	698,928	7,573,993

		$55,360,721

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	129,465	$21,962,443

		$21,962,443

Internet Software & Services — 2.7%
Akamai Technologies, Inc.(1)	358,002	$17,298,657
Google, Inc., Class A(1)	56,386	33,851,899

		$51,150,556

IT Services — 3.0%
Accenture PLC, Class A	490,806	$25,261,785
International Business Machines Corp.	188,505	30,537,810

		$55,799,595

Leisure Equipment & Products — 0.4%
Hasbro, Inc.	190,574	$8,402,408

		$8,402,408

Machinery — 3.1%
Danaher Corp.	705,595	$32,499,706
Deere & Co.	281,021	25,544,809

		$58,044,515

Media — 1.5%
Comcast Corp., Class A	1,008,675	$22,947,356
Vivendi SA	169,602	4,848,437

		$27,795,793

Metals & Mining — 4.3%
Anglo American PLC	151,770	$7,440,975
BHP Billiton, Ltd. ADR	104,060	9,264,462
Freeport-McMoRan Copper & Gold, Inc.	243,216	26,449,740
Goldcorp, Inc.	947,196	38,086,751

		$81,241,928

Multi-Utilities — 0.8%
PG&E Corp.	306,831	$14,200,139

		$14,200,139

Security	Shares	Value
Multiline Retail — 0.4%
Target Corp.	150,078	$8,228,777

		$8,228,777

Oil, Gas & Consumable Fuels — 12.9%
Apache Corp.	256,929	$30,667,045
BG Group PLC	223,328	5,011,168
BP PLC	1,509,464	11,861,132
ConocoPhillips	318,981	22,794,382
Exxon Mobil Corp.	522,870	42,185,152
Hess Corp.	377,583	31,762,282
Occidental Petroleum Corp.	222,427	21,504,242
Peabody Energy Corp.	272,338	17,271,676
Petroleo Brasileiro SA ADR	99,297	3,647,179
Royal Dutch Shell PLC, Class B	560,199	19,520,385
Southwestern Energy Co.(1)	379,646	14,996,017
Statoil ASA	430,780	10,468,128
Total SA	192,525	11,265,850

		$242,954,638

Pharmaceuticals — 4.4%
AstraZeneca PLC	131,580	$6,415,036
Bayer AG	120,858	8,924,083
Bristol-Myers Squibb Co.	366,517	9,228,898
GlaxoSmithKline PLC	374,570	6,763,373
Johnson & Johnson	121,742	7,276,519
Novartis AG	196,909	10,961,889
Novo Nordisk A/S, Class B	51,034	5,745,907
Pfizer, Inc.	1,156,656	21,074,272
Sanofi-Aventis	89,793	6,136,697

		$82,526,674

Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	74,082	$8,588,326
Boston Properties, Inc.	94,121	8,882,199

		$17,470,525

Road & Rail — 1.3%
CSX Corp.	356,424	$25,163,534

		$25,163,534

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	615,126	$13,200,604

		$13,200,604

Software — 4.4%
Microsoft Corp.	1,066,019	$29,555,376
Oracle Corp.	986,261	31,589,940
salesforce.com, inc.(1)	125,457	16,201,517
SAP AG	109,938	6,360,197

		$83,707,030

Specialty Retail — 1.4%
Home Depot, Inc.	503,417	$18,510,643
Industria de Diseno Textil SA	114,472	8,656,027

		$27,166,670

Textiles, Apparel & Luxury Goods — 1.5%
LVMH Moet Hennessy Louis Vuitton SA	58,445	$9,120,247
NIKE, Inc., Class B	242,421	19,994,884

		$29,115,131

Security	Shares	Value
Tobacco — 1.2%
British American Tobacco PLC	120,651	$4,455,975
Philip Morris International, Inc.	304,921	17,453,678

		$21,909,653

Wireless Telecommunication Services — 2.1%
American Tower Corp., Class A(1)	126,774	$6,447,726
Vodafone Group PLC	12,011,062	33,710,234

		$40,157,960

Total Common Stocks (identified cost $1,573,512,136)		$1,873,609,062

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$16,841	$16,841,062

Total Short-Term Investments (identified cost $16,841,062)		$16,841,062

Total Investments — 100.4% (identified cost $1,590,353,198)		$1,890,450,124

Call Options Written — (0.5)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	1,840	$1,285	2/19/11	$(3,164,800)
S&P 500 Index	3,800	1,295	2/19/11	(4,541,000)
S&P 500 Index	1,655	1,300	2/19/11	(1,539,150)

Total Call Options Written (premiums received $13,263,364)				$(9,244,950)

Other Assets, Less Liabilities — 0.1%				$2,424,898

Net Assets — 100.0%				$1,883,630,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $15,719.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	71.8%	$1,352,991,182
United Kingdom	7.2	134,608,441
Germany	4.5	83,934,136
France	2.6	49,635,360
Switzerland	2.5	47,731,515
Netherlands	2.5	46,215,524
Ireland	2.3	43,391,527
Canada	2.0	38,086,751
Spain	1.6	29,294,800
Brazil	0.7	13,884,512
Norway	0.6	10,468,128
Australia	0.5	9,264,462
Panama	0.4	7,139,427
Italy	0.3	5,772,255
Denmark	0.3	5,745,907
Sweden	0.2	4,655,792
Belgium	0.2	4,506,315
India	0.2	3,124,090

Total Investments	100.4%	$1,890,450,124

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,590,613,600

Gross unrealized appreciation	$334,598,821
Gross unrealized depreciation	(34,762,297)

Net unrealized appreciation	$299,836,524

Written call options activity for the fiscal year to date ended January 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	7,845	$19,474,633
Options written	22,375	38,516,217
Options terminated in closing purchase transactions	(22,925)	(44,727,486)

Outstanding, end of period	7,295	$13,263,364

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,244,950.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$158,691,217	$27,564,461		$—	$186,255,678
Consumer Staples	113,638,245	55,745,376		—	169,383,621
Energy	232,994,845	58,126,663		—	291,121,508
Financials	223,175,195	85,599,700		—	308,774,895
Health Care	139,897,696	44,946,985		—	184,844,681
Industrials	181,972,896	5,453,901		—	187,426,797
Information Technology	326,389,773	11,015,989		—	337,405,762
Materials	89,795,225	16,319,618		—	106,114,843
Telecommunication Services	21,817,946	46,449,989		—	68,267,935
Utilities	23,373,610	10,639,732		—	34,013,342

Total Common Stocks	$1,511,746,648	$361,862,414	*	$—	$1,873,609,062

Short-Term Investments	$—	$16,841,062		$—	$16,841,062

Total Investments	$1,511,746,648	$378,703,476		$—	$1,890,450,124

Liability Description
Call Options Written	$(9,244,950)	$—		$—	$(9,244,950)

Total	$(9,244,950)	$—		$—	$(9,244,950)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011